Consolidated statement of financial position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 457,802	$ 751,693
Intangible assets	106,262	225,776
Right-of-use assets	232,612	484,362
Deferred tax assets	5,288,913	9,468,808
Total non current assets	6,085,589	10,930,639
Current assets
Trade and other receivables	4,009,282	5,327,877
Prepaid expenses and other current assets	1,310,807	2,142,194
Sublease receivables		571,022
Cash and cash equivalents	4,958,983	2,922,755
Current assets	10,279,072	10,963,848
Assets classified as held for sale	1,522	1,261
Total assets	16,366,183	21,895,748
EQUITY
Share capital	24,746	16,979
Share premium	353,883,768	347,295,152
Employee share scheme reserve	564,127	507,677
Foreign currency translation reserve	(16,603,786)	(11,466,066)
Reserve of disposal groups classified as held for sale	2,372,514	2,106,737
Other reserves	1,886,000
Accumulated losses	(339,845,041)	(329,506,304)
Equity attributable to equity holders of the Parent Company	2,282,328	8,954,175
Non-controlling interests	(2,970,273)	(3,039,317)
Total (deficit)/equity	(687,945)	5,914,858
Non-current liabilities
Provision for employees' end of service benefits	45,957
Derivative warrant liabilities	669,156	106,420
Accounts payable, accruals and other payables	30,850	83,961
Lease liabilities	440,183	1,021,716
Total non current liabilities	1,186,146	1,212,097
Current liabilities
Deferred purchase price	1,148,013	1,207,682
Accounts payable, accruals and other payables	9,351,406	7,829,837
Current tax liabilities	836,117	627,068
Due to related party		131,523
Lease liabilities	606,881	640,695
Total Current liabilities	11,942,417	10,436,805
Liabilities directly associated with assets classified as held for sale	3,925,565	4,331,988
Total liabilities	17,054,128	15,980,890
Total equity and liabilities	$ 16,366,183	$ 21,895,748